Related Party Transactions (Details) - USD ($)		1 Months Ended
	Nov. 10, 2017	Mar. 21, 2019	Sep. 26, 2018
Related Party Transactions (Textual)
Options to purchase of stock	100,000		100,000
Options strike price	$ 1.00		$ 1.00
Options expiration date	Sep. 26, 2022		Sep. 26, 2022
Payment for management fee	$ 10,000		$ 10,000
Cognitive Carbon Corporation [Member]
Related Party Transactions (Textual)
Outsourced development		$ 19,750
Outsourced development term		1 year
Outsourced software and platform development		$ 120,000